Investments (Details) - Employees' Profit Sharing and 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Total investments at fair value	$ 766,696,015	$ 761,535,758
Company common stock
Investments
Total investments at fair value	108,690,938	160,064,047
Money market funds
Investments
Total investments at fair value	2,132,168	3,244,471
Mutual funds
Investments
Total investments at fair value	209,577,409	534,967,618
Total assets in fair value hierarchy
Investments
Total investments at fair value	320,400,515	698,276,136
Level 1
Investments
Total investments at fair value	320,400,515	698,276,136
Level 1 | Company common stock
Investments
Total investments at fair value	108,690,938	160,064,047
Level 1 | Money market funds
Investments
Total investments at fair value	2,132,168	3,244,471
Level 1 | Mutual funds
Investments
Total investments at fair value	209,577,409	534,967,618
Investments measured at net asset value
Investments
Total investments at fair value	$ 446,295,500	$ 63,259,622